Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Operating Revenue
Schedule of operating revenue from significant customers (constituting more than 10% of total revenue)

Charterer	2019	2018	2017
CMA CGM	36%	35%	34%
HMM Korea	24%	24%	31%
YML	13%	16%	14%